Offerings - Offering: 1	Sep. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Member Capital Securities, Series 2023
Amount Registered	61,058.74
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 61,058.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 8.43
Offering Note	None